Condensed Statements of Changes in Stockholder's Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscriptions [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 93,462		$ 7,491,197	$ (11,765,143)		$ (4,180,484)
Beginning balance, shares at Dec. 31, 2019		93,462,483
Sale of common stock		$ 5,256	$ 4,000	469,684			478,940
Sale of common stock Shares		5,256,111	40,000
Common stock issued for services		$ 3,940		1,966,960			1,970,900
Common stock issued for services, shares		3,940,000
Common and preferred stock issued to officers for services	$ 5,400	$ 10,000		4,184,600			4,200,000
Common and preferred stock issued to officers for services, shares	5,400,000	10,000,000
Common and preferred stock issued to officers for accrued salary	$ 4,381	$ 2,044	$ 1,500,000	1,031,575			2,538,000
Common and preferred stock issued to officers for accrued salary Shares	4,380,976	2,044,190	10,000,000
Common stock issued to satisfy convertible debt		$ 8,334		562,666			571,000
Common stock issued to satisfy convertible debt, shares		8,334,361
Stock issued for interest and fees		$ 280		14,720			15,000
Stock issued for interest and fees Shares		279,741
Derivative reduction due to conversion				455,576			455,576
Debt discount				(23,940)			(23,940)
Net loss					(7,592,784)		(7,592,784)
Sale of common stock Shares		(5,256,111)	(40,000)
Ending balance, value at Dec. 31, 2020	$ 9,781	$ 123,316	$ 1,504,000	16,153,038	(19,357,927)		(1,567,792)
Ending balance, shares at Dec. 31, 2020	9,780,976	123,316,886	10,040,000
Sale of common stock		$ 471	$ 20,000	139,550			160,021
Common stock issued for services		$ 500		164,500			165,000
Common stock issued for services, shares		500,000
Common stock issued to satisfy convertible loans payable		$ 691		65,309			66,000
Common stock issued to satisfy convertible loans payable, shares		690,606
Common stock issued for interest and fees on convertible loans payable		$ 39		3,402			3,441
Net loss					(434,052)		(434,052)
Other comprehensive loss						(2,501)	(2,501)
Sale of common stock, shares		471,433	200,000
Common stock issued for interest and fees on convertible loans payable, shares		38,690
Derivative liability settled upon conversion of loans payable
Common stock issued on subscriptions		$ 10,040	$ (1,504,000)	1,493,960
Common stock issued on subscriptions, shares		10,040,000	(10,040,000)
Ending balance, value at Mar. 31, 2021	$ 9,781	$ 135,057	$ 20,000	18,087,109	(19,791,979)	(2,501)	(1,542,533)
Ending balance, shares at Mar. 31, 2021	9,780,976	135,057,615	200,000
Beginning balance, value at Dec. 31, 2020	$ 9,781	$ 123,316	$ 1,504,000	16,153,038	(19,357,927)		(1,567,792)
Beginning balance, shares at Dec. 31, 2020	9,780,976	123,316,886	10,040,000
Net loss							(1,339,588)
Ending balance, value at Sep. 30, 2021	$ 9,781	$ 139,578	$ 27,350	18,655,678	(20,697,515)	(13,933)	(1,879,061)
Ending balance, shares at Sep. 30, 2021	9,780,976	139,578,193	78,033
Beginning balance, value at Dec. 31, 2020	$ 9,781	$ 123,316	$ 1,504,000	16,153,038	(19,357,927)		(1,567,792)
Beginning balance, shares at Dec. 31, 2020	9,780,976	123,316,886	10,040,000
Sale of common stock		$ 5,066	$ 4,000	717,047			718,113
Sale of common stock Shares		5,065,344	40,000
Common stock issued for services		$ 500		164,500			165,000
Common stock issued for services, shares		500,000
Common stock issued to satisfy convertible debt		$ 4,671		265,329			270,000
Common stock issued to satisfy convertible debt, shares		4,671,167
Stock issued for interest and fees		$ 287		15,068			15,355
Stock issued for interest and fees Shares		287,246
Derivative settled upon conversion of debt				1,972,419			1,972,419
Subscription deposits received			$ 792,745				792,745
Subscription deposits received, shares			15,855,000
Net loss					(3,037,466)		(3,037,466)
Sale of common stock Shares		(5,065,344)	(40,000)
Common stock issued to officers for accrued salary		$ 10,000	$ (1,500,000)	1,490,000
Common stock issued to officers for accrued salary Shares		10,000,000	(10,000,000)
Other comprehensive loss						(42,444)	(42,444)
Sale of common stock, shares		5,065,344
Ending balance, value at Dec. 31, 2021	$ 9,781	$ 143,840	$ 792,745	20,777,401	(22,395,393)	(42,444)	(714,070)
Ending balance, shares at Dec. 31, 2021	9,780,976	143,840,643	15,855,000
Beginning balance, value at Mar. 31, 2021	$ 9,781	$ 135,057	$ 20,000	18,087,109	(19,791,979)	(2,501)	(1,542,533)
Beginning balance, shares at Mar. 31, 2021	9,780,976	135,057,615	200,000
Sale of common stock		$ 2,092	$ 212,100	238,908			453,100
Net loss					(403,481)		(403,481)
Other comprehensive loss						(1,405)	(1,405)
Sale of common stock, shares		2,091,662	1,562,322
Derivative liability settled upon conversion of loans payable
Common stock issued on subscriptions		$ 150	$ (15,000)	14,850
Common stock issued on subscriptions, shares		150,000	(150,000)
Ending balance, value at Jun. 30, 2021	$ 9,781	$ 137,299	$ 217,100	18,340,867	(20,195,460)	(3,906)	(1,494,319)
Ending balance, shares at Jun. 30, 2021	9,780,976	137,299,277	1,612,322
Sale of common stock		$ 667	$ 27,350	99,323			127,340
Net loss					(502,055)		(502,055)
Other comprehensive loss						(10,027)	(10,027)
Sale of common stock, shares		666,594	78,033
Derivative liability settled upon conversion of loans payable
Common stock issued on subscriptions		$ 1,612	$ (217,100)	215,488
Common stock issued on subscriptions, shares		1,612,322	(1,612,322)
Ending balance, value at Sep. 30, 2021	$ 9,781	$ 139,578	$ 27,350	18,655,678	(20,697,515)	(13,933)	(1,879,061)
Ending balance, shares at Sep. 30, 2021	9,780,976	139,578,193	78,033
Beginning balance, value at Dec. 31, 2021	$ 9,781	$ 143,840	$ 792,745	20,777,401	(22,395,393)	(42,444)	(714,070)
Beginning balance, shares at Dec. 31, 2021	9,780,976	143,840,643	15,855,000
Sale of common stock		$ 17,453	$ (747,650)	1,030,197			300,000
Sale of common stock Shares			14,953,000
Common stock issued for services		$ 520		88,080			88,600
Common stock issued for services, shares		520,000
Common stock issued to satisfy convertible debt		$ 541		49,459			50,000
Common stock issued to satisfy convertible debt, shares		540,716
Derivative settled upon conversion of debt				110,507			110,507
Subscription deposits received			$ 300,000				300,000
Subscription deposits received, shares			1,875,000
Net loss					(358,710)		(358,710)
Sale of common stock Shares			(14,953,000)
Other comprehensive loss						13,970	13,970
Sale of common stock, shares		17,453,000	(14,953,000)
Stock issued for interest and fees		$ 35		3,187			3,222
Stock issued for interest and fees, shares		34,842
Subscriptions liability reclassification to subscriptions			$ 377,350				377,350
Subscriptions liability reclassification to subscriptions, shares			7,547,000
Costs associated with equity line of credit				(24,000)			(24,000)
Ending balance, value at Mar. 31, 2022	$ 9,781	$ 162,389	$ 722,445	22,034,831	(22,754,103)	(28,474)	146,869
Ending balance, shares at Mar. 31, 2022	9,780,976	162,389,201	10,324,000
Beginning balance, value at Dec. 31, 2021	$ 9,781	$ 143,840	$ 792,745	20,777,401	(22,395,393)	(42,444)	(714,070)
Beginning balance, shares at Dec. 31, 2021	9,780,976	143,840,643	15,855,000
Net loss							(1,544,723)
Ending balance, value at Sep. 30, 2022	$ 9,781	$ 177,870		23,386,295	(23,940,116)	91,683	(274,487)
Ending balance, shares at Sep. 30, 2022	9,780,976	177,870,062
Beginning balance, value at Mar. 31, 2022	$ 9,781	$ 162,389	$ 722,445	22,034,831	(22,754,103)	(28,474)	146,869
Beginning balance, shares at Mar. 31, 2022	9,780,976	162,389,201	10,324,000
Sale of common stock		$ 10,403	$ (722,445)	727,042			15,000
Common stock issued for services		$ 227		49,773			50,000
Common stock issued for services, shares		227,273
Subscription deposits received			$ 150,000				150,000
Subscription deposits received, shares			1,000,000
Net loss					(534,114)		(534,114)
Other comprehensive loss						43,463	43,463
Sale of common stock, shares		10,402,947	(10,324,000)
Ending balance, value at Jun. 30, 2022	$ 9,781	$ 173,019	$ 150,000	22,811,646	(23,288,217)	14,989	(128,782)
Ending balance, shares at Jun. 30, 2022	9,780,976	173,019,421	1,000,000
Sale of common stock		$ 4,023	$ (150,000)	445,977			$ 300,000
Sale of common stock Shares			10,324,000				300,000
Common stock issued for services		$ 828		128,672			$ 129,500
Common stock issued for services, shares		827,273
Net loss					(651,899)		$ (651,899)
Sale of common stock Shares			(10,324,000)				(300,000)
Other comprehensive loss						76,694	$ 76,694
Sale of common stock, shares		4,023,368	(1,000,000)
Ending balance, value at Sep. 30, 2022	$ 9,781	$ 177,870		$ 23,386,295	$ (23,940,116)	$ 91,683	$ (274,487)
Ending balance, shares at Sep. 30, 2022	9,780,976	177,870,062